Investments in associates (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Investments in associates
Beginning balance	€ 107	€ 429
Share of loss from continuing operations	(217)	(322)	€ 429
Ending Balance	8	€ 107	€ 429
Wings Therapeutics Inc
Investments in associates
Derecognition of investment in associate (Wings Therapeutics Inc.)	(107)
Yarrow Biotechnology, Inc
Investments in associates
Recognition of investment in associate (Yarrow Biotechnology, Inc.)	€ 225